Derivative Financial Instruments and Off-balance sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments and Off-balance sheet Financial Instruments
Volume and fair value positions of derivative instruments and location in the Consolidated Statement of Financial Position

Summary of the volume and fair value positions of derivative instruments as of December 31, 2018
		Volume (1)
($ in millions, except number of contracts)	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$6	n/a	$—	$—	$—
Futures	Other assets	—	1,330	1	1	—
Equity and index contracts
Options	Other investments	—	11,131	115	115	—
Futures	Other assets	—	1,453	1	1	—
Total return index contracts
Total return swap agreements - fixed income	Other investments	7	—	—	—	—
Total return swap agreements - equity index	Other investments	61	—	(2)	—	(2)
Foreign currency contracts
Foreign currency forwards	Other investments	258	n/a	10	11	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	136	n/a	(1)	2	(3)
Other contracts
Other	Other investments	2	n/a	—	—	—
Total asset derivatives		$470	13,914	$124	$130	$(6)

Liability derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	$31	n/a	$1	$1	$—
Futures	Other liabilities & accrued expenses	—	1,300	(1)	—	(1)
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	10,956	(50)	—	(50)
Total return index contracts
Total return swap agreements - fixed income	Other liabilities & accrued expenses	38	—	(1)	—	(1)
Total return swap agreements - equity index	Other liabilities & accrued expenses	71	—	(4)	—	(4)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	341	n/a	10	11	(1)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	169	n/a	(25)	—	(25)
Guaranteed withdrawal benefits	Contractholder funds	210	n/a	(14)	—	(14)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,770	n/a	(185)	—	(185)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	40	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	5	n/a	—	—	—
Total liability derivatives		2,675	12,256	(269)	$12	$(281)
Total derivatives		$3,145	26,170	$(145)

(1)
Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

Summary of the volume and fair value positions of derivative instruments as of December 31, 2017
		Volume (1)
($ in millions, except number of contracts)	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	6,316	125	125	—
Futures	Other assets	—	289	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	52	n/a	1	1	—
Credit default contracts
Credit default swaps – buying protection	Other investments	105	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other	Other assets	3	n/a	—	—	—
Total asset derivatives		$255	6,605	$126	$127	$(1)

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	7,128	(58)	—	(58)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	650	n/a	(17)	3	(20)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,774	n/a	(252)	—	(252)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	136	n/a	(5)	—	(5)
Credit default swaps – selling protection	Other liabilities & accrued expenses	25	n/a	—	—	—
Subtotal		3,114	7,128	(365)	4	(369)
Total liability derivatives		3,133	7,128	(363)	$6	$(369)
Total derivatives		$3,388	13,733	$(237)

(1)
Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

Schedule of gross and net amount for the Company's OTC derivatives subject to enforceable master netting arrangements

Gross and net amounts for OTC derivatives (1)
		Offsets
($ in millions)	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2018
Asset derivatives	$25	$(18)	$(5)	$2	$—	$2
Liability derivatives	(12)	18	(12)	(6)	—	(6)

December 31, 2017
Asset derivatives	$8	$(7)	$1	$2	$—	$2
Liability derivatives	(26)	7	7	(12)	3	(9)

(1)	All OTC derivatives are subject to enforceable master netting agreements.

Impacts on operations and AOCI from foreign currency contracts, cash flow hedges

Summary of the impacts of the foreign currency contracts in cash flow hedging relationships
	For the years ended December 31,
($ in millions)	2018	2017	2016
Gain (loss) recognized in OCI on derivatives during the period	$1	$(2)	$—
(Loss) gain recognized in OCI on derivatives during the term of the hedging relationship	(3)	(1)	2
Gain reclassified from AOCI into income (net investment income)	—	1	1
Gain reclassified from AOCI into income (realized capital gains and losses)	3	—	3

Gains and losses from valuation, settlements, and hedge ineffectiveness, fair value hedges and derivatives not designated as hedges

Gains (losses) from valuation and settlements reported on derivatives not designated as accounting hedges
($ in millions)	Realized capital gains (losses)	Life contract benefits	Interest credited to contractholder funds	Operating costs and expenses	Total gain (loss) recognized in net income on derivatives
2018
Interest rate contracts	$(2)	$—	$—	$—	$(2)
Equity and index contracts	21	—	(24)	(21)	(24)
Embedded derivative financial instruments	—	(5)	67	—	62
Foreign currency contracts	29	—	—	(1)	28
Credit default contracts	2	—	—	—	2
Total return swaps - fixed income	(1)	—	—	—	(1)
Total return swaps - equity	(6)	—	—	—	(6)
Total	$43	$(5)	$43	$(22)	$59

2017
Equity and index contracts	$(15)	$—	$47	$28	$60
Embedded derivative financial instruments	—	9	(6)	—	3
Foreign currency contracts	(27)	—	—	6	(21)
Credit default contracts	(4)	—	—	—	(4)
Total	$(46)	$9	$41	$34	$38

2016
Equity and index contracts	$(12)	$—	$18	$19	$25
Embedded derivative financial instruments	—	9	—	—	9
Foreign currency contracts	17	—	—	(35)	(18)
Credit default contracts	(5)	—	—	—	(5)
Total	$—	$9	$18	$(16)	$11

Counterparty credit exposure by counterparty credit rating

OTC derivatives counterparty credit exposure by counterparty credit rating
($ in millions)	2018				2017
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
AA–	—	$—	$—	$—	1	$18	$1	$—
A+	3	643	19	1	3	90	3	1
A	2	121	1	—	—	—	—	—
Total	5	$764	$20	$1	4	$108	$4	$1

(1)	Allstate uses the lower of S&P’s or Moody’s long term debt issuer ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.

Derivative instruments with credit features in a liability position, including fair value of assets and collateral netted against the liability

($ in millions)	2018	2017
Gross liability fair value of contracts containing credit-risk-contingent features	$11	$28
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(5)	(17)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(2)	(6)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$4	$5

CDS notional amounts by credit rating and fair value of protection sold

CDS notional amounts by credit rating and fair value of protection sold
	Notional amount
($ in millions)	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2018
Single name
Corporate debt	$—	$—	$—	$5	$5	$—
Total	$—	$—	$—	$5	$5	$—
December 31, 2017
Single name
Corporate debt	$—	$10	$10	$5	$25	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$29	$55	$20	$105	$1

Contractual amounts of off-balance-sheet financial instruments

Contractual amounts of off balance sheet financial instruments
	As of December 31,
($ in millions)	2018	2017
Commitments to invest in limited partnership interests	$3,028	$3,121
Private placement commitments	47	96
Other loan commitments	233	97